SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

The Company has analyzed its operations subsequent to December 31, 2025, through the date of this filing of these unaudited financial statements and has determined that the following are material subsequent events.

During January 2026, the Company entered into agreements where the Company agreed to issue 232,558 shares of Series D.1 Preferred Stock upon the Company filing a Certificate of Designation to create such series of preferred stock at a sale price of $0.43 per share for gross and net proceeds of $100,000 in a private placement transaction. As noted, the Certificate of Designation for Series D.1 Preferred Stock was filed with the State of Nevada on January 30, 2026.

During January 2026, the Company entered into agreements where the Company agreed to issue 323,530 shares of Series E Convertible Preferred Stock, upon the Company filing a Certificate of Designation to create such series of preferred stock, at a sale price of $0.34 per share for gross and net proceeds of $110,000 in two separate private placement transactions. In connection with the agreements, the Company issued to the buyers’ five-year warrants to purchase up to an aggregate of 267,059 shares of Company common stock at an exercise price of $1.00 per share. As of the filing of this Annual Report, the Certificate of Designation for Series E Convertible Preferred Stock had not been filed.

During January 2026, 82,374 of the 500,000 advance shares issued to the Purchaser on December 30, 2025 under the ELOC were sold in multiple transactions for net proceeds of $74,332. See Note 12 for additional details.

During January 2026, a promissory note with a third-party investor in the principal and interest amount of $58,000 was converted into 134,884 shares of Series D.1 Preferred Stock upon the Company filing a Certificate of Designation to create such series of preferred stock, at a price of $0.43 per share. See Note 12 for additional details.

On April 9, 2026, the Company entered into two (2) Convertible Promissory Notes with third-party investors for a total principal amount of $165,000. The notes include a one-time interest charge on the principal amount of 8% and mature April 9, 2027. The notes include an original issue discount of $15,000 and total fees of $6,500, resulting in net proceeds of $143,500 to the Company. The note is convertible, at any time following the issue date at the option of holder at a conversion price equal to the lower of $0.50 or 80% of the lowest volume weighted average price (“VWAP”) for the fifteen prior trading days. In connection with each of the notes, the Company issued five-year warrants to purchase 126,923 shares of the Company’s common stock at an exercise price of $0.65.